Shareholder Report	12 Months Ended	110 Months Ended
	May 31, 2026 USD ($) holding	May 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY MUNICIPAL TRUST
Entity Central Index Key	0000746458
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000017685 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Municipal Fund
Class Name	Investor Class
Trading Symbol	ABHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund Investor Class returned 7.42% for the reporting period ended May 31, 2026.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Despite interest rate volatility, fiscal policy uncertainty and heavy municipal bond issuance during the 12-month period, munis delivered solid gains and outperformed U.S. Treasuries. Strong investor demand, attractive after-tax income and resilient credit fundamentals generally supported the market. Unlike Treasury yields, which rose for the 12-month period, municipal bond yields declined. The muni yield curve steepened slightly for the period.
•	Yield curve positioning was a key performance driver, largely due to duration, which we managed using U.S. Treasury futures. We generally maintained a longer-than-index duration, which helped as yields declined. Yield curve roll-down effects also aided results.
•	Security selection was a strong contributor, largely due to our choices among corporate munis and industrial development revenue/pollution control revenue bonds. Our selections in the special tax sector also contributed meaningfully. These results more than offset negative effects in the other education, charter school, retirement community, tobacco and water and sewer sectors.
•	Sector allocation modestly contributed, led by overweight positions versus the index in retirement community securities and corporate munis, which more than offset negative results in the tobacco sector. Meanwhile, our overweight to high-yield munis modestly detracted, as high-yield munis generally underperformed their investment-grade peers for the 12-month period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2016 through May 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	7.42%	0.74%	2.85%
Regulatory Index
S&P National AMT-Free Municipal Bond	6.65%	0.93%	2.14%
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	6.70%	1.38%	3.11%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 577,726,843	$ 577,726,843
Holdings Count | holding	418	418
Advisory Fees Paid, Amount	$ 2,670,278
Investment Company, Portfolio Turnover	49.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.1%
Affiliated Funds	0.2%
Warrants	0.0%
Short-Term Investments	0.0%
Other Assets and Liabilities	0.7%

C000088012 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Municipal Fund
Class Name	I Class
Trading Symbol	AYMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund I Class returned 7.51% for the reporting period ended May 31, 2026.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Despite interest rate volatility, fiscal policy uncertainty and heavy municipal bond issuance during the 12-month period, munis delivered solid gains and outperformed U.S. Treasuries. Strong investor demand, attractive after-tax income and resilient credit fundamentals generally supported the market. Unlike Treasury yields, which rose for the 12-month period, municipal bond yields declined. The muni yield curve steepened slightly for the period.
•	Yield curve positioning was a key performance driver, largely due to duration, which we managed using U.S. Treasury futures. We generally maintained a longer-than-index duration, which helped as yields declined. Yield curve roll-down effects also aided results.
•	Security selection was a strong contributor, largely due to our choices among corporate munis and industrial development revenue/pollution control revenue bonds. Our selections in the special tax sector also contributed meaningfully. These results more than offset negative effects in the other education, charter school, retirement community, tobacco and water and sewer sectors.
•	Sector allocation modestly contributed, led by overweight positions versus the index in retirement community securities and corporate munis, which more than offset negative results in the tobacco sector. Meanwhile, our overweight to high-yield munis modestly detracted, as high-yield munis generally underperformed their investment-grade peers for the 12-month period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2016 through May 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	7.51%	0.92%	3.04%
Regulatory Index
S&P National AMT-Free Municipal Bond	6.65%	0.93%	2.14%
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	6.70%	1.38%	3.11%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 577,726,843	$ 577,726,843
Holdings Count | holding	418	418
Advisory Fees Paid, Amount	$ 2,670,278
Investment Company, Portfolio Turnover	49.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.1%
Affiliated Funds	0.2%
Warrants	0.0%
Short-Term Investments	0.0%
Other Assets and Liabilities	0.7%

C000189766 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Municipal Fund
Class Name	Y Class
Trading Symbol	AYMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund Y Class returned 7.67% for the reporting period ended May 31, 2026.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Despite interest rate volatility, fiscal policy uncertainty and heavy municipal bond issuance during the 12-month period, munis delivered solid gains and outperformed U.S. Treasuries. Strong investor demand, attractive after-tax income and resilient credit fundamentals generally supported the market. Unlike Treasury yields, which rose for the 12-month period, municipal bond yields declined. The muni yield curve steepened slightly for the period.
•	Yield curve positioning was a key performance driver, largely due to duration, which we managed using U.S. Treasury futures. We generally maintained a longer-than-index duration, which helped as yields declined. Yield curve roll-down effects also aided results.
•	Security selection was a strong contributor, largely due to our choices among corporate munis and industrial development revenue/pollution control revenue bonds. Our selections in the special tax sector also contributed meaningfully. These results more than offset negative effects in the other education, charter school, retirement community, tobacco and water and sewer sectors.
•	Sector allocation modestly contributed, led by overweight positions versus the index in retirement community securities and corporate munis, which more than offset negative results in the tobacco sector. Meanwhile, our overweight to high-yield munis modestly detracted, as high-yield munis generally underperformed their investment-grade peers for the 12-month period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through May 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	7.67%	0.95%	3.39%	4/10/17
Regulatory Index
S&P National AMT-Free Municipal Bond	6.65%	0.93%	2.40%	—
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	6.70%	1.38%	3.30%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 577,726,843	$ 577,726,843
Holdings Count | holding	418	418
Advisory Fees Paid, Amount	$ 2,670,278
Investment Company, Portfolio Turnover	49.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.1%
Affiliated Funds	0.2%
Warrants	0.0%
Short-Term Investments	0.0%
Other Assets and Liabilities	0.7%

C000017686 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Municipal Fund
Class Name	A Class
Trading Symbol	AYMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund A Class returned 7.03% for the reporting period ended May 31, 2026.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Despite interest rate volatility, fiscal policy uncertainty and heavy municipal bond issuance during the 12-month period, munis delivered solid gains and outperformed U.S. Treasuries. Strong investor demand, attractive after-tax income and resilient credit fundamentals generally supported the market. Unlike Treasury yields, which rose for the 12-month period, municipal bond yields declined. The muni yield curve steepened slightly for the period.
•	Yield curve positioning was a key performance driver, largely due to duration, which we managed using U.S. Treasury futures. We generally maintained a longer-than-index duration, which helped as yields declined. Yield curve roll-down effects also aided results.
•	Security selection was a strong contributor, largely due to our choices among corporate munis and industrial development revenue/pollution control revenue bonds. Our selections in the special tax sector also contributed meaningfully. These results more than offset negative effects in the other education, charter school, retirement community, tobacco and water and sewer sectors.
•	Sector allocation modestly contributed, led by overweight positions versus the index in retirement community securities and corporate munis, which more than offset negative results in the tobacco sector. Meanwhile, our overweight to high-yield munis modestly detracted, as high-yield munis generally underperformed their investment-grade peers for the 12-month period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2016 through May 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	7.03%	0.47%	2.58%
A Class - with sales charge	2.21%	-0.45%	2.11%
Regulatory Index
S&P National AMT-Free Municipal Bond	6.65%	0.93%	2.14%
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	6.70%	1.38%	3.11%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 577,726,843	$ 577,726,843
Holdings Count | holding	418	418
Advisory Fees Paid, Amount	$ 2,670,278
Investment Company, Portfolio Turnover	49.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.1%
Affiliated Funds	0.2%
Warrants	0.0%
Short-Term Investments	0.0%
Other Assets and Liabilities	0.7%

C000017688 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Municipal Fund
Class Name	C Class
Trading Symbol	AYMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$165	1.60%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund C Class returned 6.36% for the reporting period ended May 31, 2026.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Despite interest rate volatility, fiscal policy uncertainty and heavy municipal bond issuance during the 12-month period, munis delivered solid gains and outperformed U.S. Treasuries. Strong investor demand, attractive after-tax income and resilient credit fundamentals generally supported the market. Unlike Treasury yields, which rose for the 12-month period, municipal bond yields declined. The muni yield curve steepened slightly for the period.
•	Yield curve positioning was a key performance driver, largely due to duration, which we managed using U.S. Treasury futures. We generally maintained a longer-than-index duration, which helped as yields declined. Yield curve roll-down effects also aided results.
•	Security selection was a strong contributor, largely due to our choices among corporate munis and industrial development revenue/pollution control revenue bonds. Our selections in the special tax sector also contributed meaningfully. These results more than offset negative effects in the other education, charter school, retirement community, tobacco and water and sewer sectors.
•	Sector allocation modestly contributed, led by overweight positions versus the index in retirement community securities and corporate munis, which more than offset negative results in the tobacco sector. Meanwhile, our overweight to high-yield munis modestly detracted, as high-yield munis generally underperformed their investment-grade peers for the 12-month period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2016 through May 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	6.36%	-0.28%	1.82%
Regulatory Index
S&P National AMT-Free Municipal Bond	6.65%	0.93%	2.14%
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	6.70%	1.38%	3.11%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 577,726,843	$ 577,726,843
Holdings Count | holding	418	418
Advisory Fees Paid, Amount	$ 2,670,278
Investment Company, Portfolio Turnover	49.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.1%
Affiliated Funds	0.2%
Warrants	0.0%
Short-Term Investments	0.0%
Other Assets and Liabilities	0.7%

C000017689 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Tax-Free Bond Fund
Class Name	Investor Class
Trading Symbol	TWTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund Investor Class returned 6.29% for the reporting period ended May 31, 2026.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Despite interest rate volatility, fiscal policy uncertainty and heavy municipal bond issuance during the 12-month period, munis delivered solid gains and outperformed U.S. Treasuries. Strong investor demand, attractive after-tax income and resilient credit fundamentals generally supported the market. Unlike Treasury yields, which rose for the 12-month period, municipal bond yields declined. The muni yield curve steepened slightly for the period.
•	Yield curve positioning was a key performance driver, largely due to duration, which we managed using U.S. Treasury futures. We generally maintained a longer-than-index duration, which helped as yields declined. Yield curve roll-down effects also aided results.
•	Our sector allocation decisions also contributed to performance. Out-of-index positions in the industrial development revenue/pollution control revenue, energy prepay and retirement community sectors were top contributors. An underweight position versus in the index in state general obligation bonds also contributed.
•	In addition, security selection lifted results. Our choices in the dedicated tax, special assessment and tax increment sectors were top contributors, accounting for most of the gain from security selection. These results more than offset slightly negative effects in the public power sector.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2016 through May 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	6.29%	1.00%	2.08%
Regulatory Index
S&P National AMT-Free Municipal Bond	6.65%	0.93%	2.14%
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	6.00%	1.31%	2.15%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,884,595,694	$ 4,884,595,694
Holdings Count | holding	1,811	1,811
Advisory Fees Paid, Amount	$ 10,716,430
Investment Company, Portfolio Turnover	38.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.5%
Exchange-Traded Funds	1.5%
Short-Term Investments	0.0%
Other Assets and Liabilities	(1.0)%

C000017691 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Tax-Free Bond Fund
Class Name	I Class
Trading Symbol	AXBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund I Class returned 6.41% for the reporting period ended May 31, 2026.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Despite interest rate volatility, fiscal policy uncertainty and heavy municipal bond issuance during the 12-month period, munis delivered solid gains and outperformed U.S. Treasuries. Strong investor demand, attractive after-tax income and resilient credit fundamentals generally supported the market. Unlike Treasury yields, which rose for the 12-month period, municipal bond yields declined. The muni yield curve steepened slightly for the period.
•	Yield curve positioning was a key performance driver, largely due to duration, which we managed using U.S. Treasury futures. We generally maintained a longer-than-index duration, which helped as yields declined. Yield curve roll-down effects also aided results.
•	Our sector allocation decisions also contributed to performance. Out-of-index positions in the industrial development revenue/pollution control revenue, energy prepay and retirement community sectors were top contributors. An underweight position versus in the index in state general obligation bonds also contributed.
•	In addition, security selection lifted results. Our choices in the dedicated tax, special assessment and tax increment sectors were top contributors, accounting for most of the gain from security selection. These results more than offset slightly negative effects in the public power sector.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2016 through May 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	6.41%	1.18%	2.28%
Regulatory Index
S&P National AMT-Free Municipal Bond	6.65%	0.93%	2.14%
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	6.00%	1.31%	2.15%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,884,595,694	$ 4,884,595,694
Holdings Count | holding	1,811	1,811
Advisory Fees Paid, Amount	$ 10,716,430
Investment Company, Portfolio Turnover	38.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.5%
Exchange-Traded Funds	1.5%
Short-Term Investments	0.0%
Other Assets and Liabilities	(1.0)%

C000189767 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Tax-Free Bond Fund
Class Name	Y Class
Trading Symbol	ATBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund Y Class returned 6.54% for the reporting period ended May 31, 2026.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Despite interest rate volatility, fiscal policy uncertainty and heavy municipal bond issuance during the 12-month period, munis delivered solid gains and outperformed U.S. Treasuries. Strong investor demand, attractive after-tax income and resilient credit fundamentals generally supported the market. Unlike Treasury yields, which rose for the 12-month period, municipal bond yields declined. The muni yield curve steepened slightly for the period.
•	Yield curve positioning was a key performance driver, largely due to duration, which we managed using U.S. Treasury futures. We generally maintained a longer-than-index duration, which helped as yields declined. Yield curve roll-down effects also aided results.
•	Our sector allocation decisions also contributed to performance. Out-of-index positions in the industrial development revenue/pollution control revenue, energy prepay and retirement community sectors were top contributors. An underweight position versus in the index in state general obligation bonds also contributed.
•	In addition, security selection lifted results. Our choices in the dedicated tax, special assessment and tax increment sectors were top contributors, accounting for most of the gain from security selection. These results more than offset slightly negative effects in the public power sector.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through May 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	6.54%	1.23%	2.59%	4/10/17
Regulatory Index
S&P National AMT-Free Municipal Bond	6.65%	0.93%	2.40%	—
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	6.00%	1.31%	2.38%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,884,595,694	$ 4,884,595,694
Holdings Count | holding	1,811	1,811
Advisory Fees Paid, Amount	$ 10,716,430
Investment Company, Portfolio Turnover	38.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.5%
Exchange-Traded Funds	1.5%
Short-Term Investments	0.0%
Other Assets and Liabilities	(1.0)%

C000088013 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Tax-Free Bond Fund
Class Name	A Class
Trading Symbol	TWWOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund A Class returned 5.93% for the reporting period ended May 31, 2026.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Despite interest rate volatility, fiscal policy uncertainty and heavy municipal bond issuance during the 12-month period, munis delivered solid gains and outperformed U.S. Treasuries. Strong investor demand, attractive after-tax income and resilient credit fundamentals generally supported the market. Unlike Treasury yields, which rose for the 12-month period, municipal bond yields declined. The muni yield curve steepened slightly for the period.
•	Yield curve positioning was a key performance driver, largely due to duration, which we managed using U.S. Treasury futures. We generally maintained a longer-than-index duration, which helped as yields declined. Yield curve roll-down effects also aided results.
•	Our sector allocation decisions also contributed to performance. Out-of-index positions in the industrial development revenue/pollution control revenue, energy prepay and retirement community sectors were top contributors. An underweight position versus in the index in state general obligation bonds also contributed.
•	In addition, security selection lifted results. Our choices in the dedicated tax, special assessment and tax increment sectors were top contributors, accounting for most of the gain from security selection. These results more than offset slightly negative effects in the public power sector.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2016 through May 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	5.93%	0.73%	1.82%
A Class - with sales charge	1.16%	-0.19%	1.36%
Regulatory Index
S&P National AMT-Free Municipal Bond	6.65%	0.93%	2.14%
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	6.00%	1.31%	2.15%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,884,595,694	$ 4,884,595,694
Holdings Count | holding	1,811	1,811
Advisory Fees Paid, Amount	$ 10,716,430
Investment Company, Portfolio Turnover	38.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.5%
Exchange-Traded Funds	1.5%
Short-Term Investments	0.0%
Other Assets and Liabilities	(1.0)%

C000088014 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Tax-Free Bond Fund
Class Name	C Class
Trading Symbol	TWTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$151	1.47%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund C Class returned 5.14% for the reporting period ended May 31, 2026.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Despite interest rate volatility, fiscal policy uncertainty and heavy municipal bond issuance during the 12-month period, munis delivered solid gains and outperformed U.S. Treasuries. Strong investor demand, attractive after-tax income and resilient credit fundamentals generally supported the market. Unlike Treasury yields, which rose for the 12-month period, municipal bond yields declined. The muni yield curve steepened slightly for the period.
•	Yield curve positioning was a key performance driver, largely due to duration, which we managed using U.S. Treasury futures. We generally maintained a longer-than-index duration, which helped as yields declined. Yield curve roll-down effects also aided results.
•	Our sector allocation decisions also contributed to performance. Out-of-index positions in the industrial development revenue/pollution control revenue, energy prepay and retirement community sectors were top contributors. An underweight position versus in the index in state general obligation bonds also contributed.
•	In addition, security selection lifted results. Our choices in the dedicated tax, special assessment and tax increment sectors were top contributors, accounting for most of the gain from security selection. These results more than offset slightly negative effects in the public power sector.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2016 through May 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	5.14%	-0.02%	1.06%
Regulatory Index
S&P National AMT-Free Municipal Bond	6.65%	0.93%	2.14%
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	6.00%	1.31%	2.15%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,884,595,694	$ 4,884,595,694
Holdings Count | holding	1,811	1,811
Advisory Fees Paid, Amount	$ 10,716,430
Investment Company, Portfolio Turnover	38.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.5%
Exchange-Traded Funds	1.5%
Short-Term Investments	0.0%
Other Assets and Liabilities	(1.0)%

C000017692 [Member]
Shareholder Report [Line Items]
Fund Name	Tax-Free Money Market Fund
Class Name	Investor Class
Trading Symbol	BNTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tax-Free Money Market Fund for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Net Assets	$ 150,456,883	$ 150,456,883
Holdings Count | holding	83	83
Advisory Fees Paid, Amount	$ 770,990
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$150,456,883
Management Fees (dollars paid during the reporting period)	$770,990
Total Number of Portfolio Holdings	83
7-Day Current Yield - Investor Class	1.32%
7-Day Effective Yield - Investor Class	1.33%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.0%
Other Assets and Liabilities	1.0%